Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–6.53%(b)(c)
Chemicals & Plastics–0.02%

Flint Group (ColourOz Inv) (Germany), Second Lien Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(d)	9.91%	09/21/2024		9	$2,891

Industrial Equipment–6.51%

Robertshaw US Holding Corp.
Second Lien Term Loan (3 mo. Term SOFR + 7.24%)	12.63%	02/28/2027		994	817,580

Third Lien Term Loan (3 mo. Term SOFR + 5.60%)(d)	10.99%	02/28/2027		165	107,028

					924,608

Lodging & Casinos–0.00%
GVC Finance LLC, Incremental Term Loan (3 mo. Term SOFR + 3.50%)	8.99%	10/31/2029		1	184

Total Variable Rate Senior Loan Interests (Cost $634,533)					927,683

Non-U.S. Dollar Denominated Bonds & Notes–1.79%(e)
Financial Intermediaries–1.79%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(f)(g)	8.97%	08/01/2024	EUR	356	254,793

			Shares

Preferred Stocks–0.06%
Oil & Gas–0.06%
Southcross Energy Partners L.P., Series A, Pfd.(d) (Cost $999,531)				999,705	8,898

Common Stocks & Other Equity Interests–0.05%
Oil & Gas–0.00%
Sabine Oil & Gas Holdings, Inc.(d)(h)				1,419	269

Southcross Energy Partners L.P.(d)				251,018	0

					269

Surface Transport–0.05%
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030(d)				6,184	2,899

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(d)				5,672	3,545

					6,444

Total Common Stocks & Other Equity Interests (Cost $4,355,951)					6,713

Money Market Funds–82.42%
Invesco Government & Agency Portfolio,Institutional Class, 5.28%(i)(j)				7,026,460	7,026,460

Invesco Treasury Portfolio,Institutional Class, 5.28%(i)(j)				4,684,306	4,684,306

Total Money Market Funds (Cost $11,710,766)					11,710,766

TOTAL INVESTMENTS IN SECURITIES–90.85% (Cost $18,109,542)					12,908,853

OTHER ASSETS LESS LIABILITIES–9.15%					1,300,608

NET ASSETS–100.00%					$14,209,461

Investment Abbreviations:
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $254,793, which represented 1.79% of the Fund’s Net Assets.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(h)	Non-income producing security.
(i)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,101,116	$21,095,606	$(15,170,262)	$-	$-	$7,026,460	$81,844

Invesco Treasury Portfolio, Institutional Class	734,078	14,063,737	(10,113,509)	-	-	4,684,306	36,032
Total	$1,835,194	$35,159,343	$(25,283,771)	$-	$-	$11,710,766	$117,876

(j)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

12/29/2023	Barclays Bank PLC	USD	68,647	GBP	54,751	$490

01/31/2024	BNP Paribas S.A.	EUR	121,157	USD	132,590	370

12/29/2023	Canadian Imperial Bank of Commerce	USD	1,491,044	EUR	1,400,000	34,621

12/29/2023	Morgan Stanley and Co. International PLC	USD	69,745	GBP	55,581	439

01/31/2024	Morgan Stanley and Co. International PLC	EUR	119,349	USD	130,595	349

01/31/2024	State Street Bank & Trust Co.	EUR	121,157	USD	132,573	353

01/31/2024	State Street Bank & Trust Co.	SEK	108,858	USD	10,476	83

01/31/2024	State Street Bank & Trust Co.	USD	209,976	GBP	167,365	1,413

12/29/2023	Toronto-Dominion Bank (The)	USD	1,046,224	GBP	855,580	34,159

Subtotal–Appreciation						72,277

Currency Risk

12/29/2023	Barclays Bank PLC	EUR	576,972	USD	613,145	(15,617)

01/31/2024	Barclays Bank PLC	GBP	54,487	USD	68,339	(481)

12/29/2023	BNP Paribas S.A.	EUR	585,715	USD	622,373	(15,915)

12/29/2023	BNP Paribas S.A.	GBP	321,201	USD	391,304	(14,293)

12/29/2023	BNP Paribas S.A.	SEK	108,858	USD	9,854	(523)

12/29/2023	BNP Paribas S.A.	USD	132,370	EUR	121,157	(337)

01/31/2024	BNP Paribas S.A.	USD	10,473	SEK	108,858	(81)

12/29/2023	Canadian Imperial Bank of Commerce	EUR	14,701	USD	15,791	(229)

12/29/2023	Morgan Stanley and Co. International PLC	GBP	321,201	USD	390,732	(14,864)

12/29/2023	Morgan Stanley and Co. International PLC	USD	130,378	EUR	119,349	(316)

01/31/2024	Morgan Stanley and Co. International PLC	GBP	56,766	USD	71,244	(454)

01/31/2024	Morgan Stanley and Co. International PLC	USD	397,263	EUR	361,664	(2,576)

12/29/2023	Royal Bank of Canada	GBP	316,407	USD	385,107	(14,435)

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

12/29/2023	Royal Bank of Canada	USD	1,574	EUR	1,439	$(6)

01/31/2024	Royal Bank of Canada	GBP	799	USD	1,002	(7)

12/29/2023	State Street Bank & Trust Co.	GBP	7,102	USD	8,768	(200)

12/29/2023	State Street Bank & Trust Co.	USD	132,352	EUR	121,157	(320)

12/29/2023	State Street Bank & Trust Co.	USD	10,457	SEK	108,859	(80)

12/29/2023	Toronto-Dominion Bank (The)	EUR	585,715	USD	622,495	(15,793)

01/31/2024	Toronto-Dominion Bank (The)	GBP	55,313	USD	69,384	(479)

Subtotal–Depreciation						(97,006)

Total Forward Foreign Currency Contracts						$(24,729)

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

USD – U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$817,764	$109,919	$927,683

Non-U.S. Dollar Denominated Bonds & Notes	–	254,793	–	254,793

Preferred Stocks	–	–	8,898	8,898

Common Stocks & Other Equity Interests	–	–	6,713	6,713

Money Market Funds	11,710,766	–	–	11,710,766

Total Investments in Securities	11,710,766	1,072,557	125,530	12,908,853

Other Investments - Assets*

Forward Foreign Currency Contracts	–	72,277	–	72,277

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(97,006)	–	(97,006)

Total Other Investments	–	(24,729)	–	(24,729)

Total Investments	$11,710,766	$1,047,828	$125,530	$12,884,124

*    Unrealized appreciation (depreciation).

    A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

    The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2023:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	08/31/23	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3*	Level 3*	11/30/23
Variable Rate Senior Loan Interests	$508,845	$15,632	$(312,287)	$5,810	$(232,065)	$121,322	$2,662	$–	$109,919
Preferred Stocks	75,680	–	(20,548)	–	20,548	(66,782)	–	–	8,898
Common Stocks & Other Equity Interests	411,335	6,444	(248,606)	–	(1,657,498)	1,491,524	3,514	–	6,713
Total	$995,860	$22,076	$(581,441)	$5,810	$(1,869,015)	$1,546,064	$6,176	$–	$125,530

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

    Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Master Loan Fund